SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	151,000	28,000	270,200
Options exercised	171,015	9,321
Share-based compensation	$ 363	$ 250	$ 203
Weighted-average grant-date fair value of options granted	$ 5.9	$ 2.67	$ 5.59
Unrecognized compensation costs	$ 1,235
Unrecognized compensation costs, period	4 years
Exercisable average exercise price	$ 6.49	$ 5.25
Share Incentive Plan 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable period	10 years
Share Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised	375,156